MARKETABLE SECURITIES AND ACCRUED INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amortized cost	$ 19,634	$ 27,606
Unrealized gains	0	10
Unrealized losses	(32)	(54)
Fair Value	19,602	27,562
Corporate Bonds [Member] | Maturing within one year [Member]
Amortized cost	19,463	6,883
Unrealized gains	0	0
Unrealized losses	(32)	(9)
Fair Value	19,431	6,874
Corporate Bonds [Member] | Maturing Between One To Two Years [Member]
Amortized cost		20,510
Unrealized gains		10
Unrealized losses		(45)
Fair Value		20,475
Accrued interest [Member]
Amortized cost	171	213
Unrealized gains	0	0
Unrealized losses	0	0
Fair Value	$ 171	$ 213